CONSOLIDATED STATEMENT OF CHANGES IN EQUITY € in Millions, $ in Millions	Attributable to the owner of the parent USD ($)	Invested capital USD ($)	Share capital USD ($)	Share premium USD ($)	Treasury shares USD ($)	Other reserves USD ($)	Retained earnings USD ($)	Non-controlling interests USD ($)	USD ($)	EUR (€)
Balance at beginning of the period at Dec. 31, 2020	$ 48	$ 63				$ (15)			$ 48
(Loss)/profit for the year									(210)	€ (177)
Loss for the period pre AMP Transfer	(74)	(74)							(74)
Total other comprehensive income (expense) for the year									179
Total other comprehensive income pre AMP Transfer	66	11				55			66
Hedging gains transferred to cost of inventory pre AMP Transfer	(6)					(6)			(6)
Loss for the period post AMP transfer	(136)						$ (136)		(136)
Total other comprehensive income for the period post AMP Transfer	113					97	16		113
Hedging gains transferred to cost of inventory post AMP Transfer	(77)					(77)			(77)
Capital contribution	113					113			113
Increase in invested capital	176	176							176
AMP Transfer	(1,112)	$ (176)	$ 6	$ 4,982		(5,924)			(1,112)
Business combination	1,175		1	1,010		164			1,175
Balance at end of the period at Dec. 31, 2021	286		7	5,992		(5,593)	(120)		286
(Loss)/profit for the year	237						237		237	224
Total other comprehensive income (expense) for the year	77					52	25		77
Total other comprehensive income pre AMP Transfer						52
Hedging gains transferred to cost of inventory	(116)					(116)			(116)
Shares acquired by AMPSA (Treasury shares)	(35)				$ (35)				(35)
Cancellation of Treasury shares					$ 35		(35)
Preferred shares issued	257		260	(3)					257
Dividends	(251)						(251)		(251)
Balance at end of the period at Dec. 31, 2022	455		267	5,989		(5,657)	(144)		455	427
(Loss)/profit for the year	(50)						(50)		(50)	(46)
Total other comprehensive income (expense) for the year	(64)					(52)	(12)		(64)
NOMOQ acquisition	(7)					(7)		$ 6	(1)
Hedging Loss Transferred To Cost of Inventory	29					29			29
Business combination						(7)
Dividends	(263)						(263)		(263)
Balance at end of the period at Dec. 31, 2023	$ 100		$ 267	$ 5,989		$ (5,687)	$ (469)	$ 6	$ 106	€ 96